UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	Michael J. Heller  Chicago, Illinois  NOVEMBER 14, 2003

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	47

Form 13F Information Table Value Total	$2,247,433

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101   132827  3374661 SH       SOLE                  1981761           1392900
AIMCO Series P                                  03748R861    26274  1038900 SH       SOLE                  1038900
AIMCO Series R  10%                             03748R846     5115   192300 SH       SOLE                   192300
AMB Property Corporation                        00163T109    53922  1750146 SH       SOLE                  1624446            125700
Amli Residential Prop.                          001735109    15571   594300 SH       SOLE                   594300
Archstone Smith Trust Series A                  039583208    20243   566250 SH       SOLE                   566250
Archstone-Smith Trust                           039583109   202194  7664674 SH       SOLE                  5554617           2110057
Arden Realty, Inc.                              039793104   159761  5722110 SH       SOLE                  4033010           1689100
AvalonBay Communities, Inc.                     053484101   155069  3313450 SH       SOLE                  1971247           1342203
BRE Properties, Inc.                            05564E106    13703   415500 SH       SOLE                   380100             35400
Boston Properties, Inc.                         101121101     3315    76250 SH       SOLE                    76250
Camden Property Trust                           133131102    26700   694775 SH       SOLE                   641175             53600
Corporate Office Properties Tr                  22002T108    47624  2572878 SH       SOLE                  2394458            178420
Crescent Real Estate Series A                   225756204    18209   899200 SH       SOLE                   899200
Essex Property Trust, Inc.                      297178105    35127   560150 SH       SOLE                   516950             43200
Fairmont Hotels & Resorts Inc.                  305204109    82391  3199665 SH       SOLE                  1420065           1779600
Federal Realty Investment Trus                  313747206    74048  2008910 SH       SOLE                  1893810            115100
First Industrial Realty Trust,                  32054K103    30241   942975 SH       SOLE                   942975
Gables Residential Trust                        362418105     3096    95800 SH       SOLE                    95800
General Growth Properties, Inc                  370021107    54077   754212 SH       SOLE                   698112             56100
Glimcher Realty Trust                           379302102    17016   807600 SH       SOLE                   807600
HRPT Properties                                 40426W101    33289  3642100 SH       SOLE                  3642100
Highwoods Properties                            431284108     3219   134900 SH       SOLE                   134900
Hilton Hotels Corp                              432848109    16740  1032040 SH       SOLE                   936340             95700
Innkeepers USA Tst Series A 8.                  4576J0302     2716   108200 SH       SOLE                   108200
KIMCO Realty Corp.                              49446R109      782    19085 SH       SOLE                    19085
LaSalle Hotel Properties                        517942108    21662  1250000 SH       SOLE                  1250000
Mack-Cali Realty Corporation                    554489104   163358  4167286 SH       SOLE                  2683286           1484000
Maguire Properties, Inc.                        559775101    17271   842465 SH       SOLE                   840865              1600
Nationwide Health Properties,                   638620104    29249  1672300 SH       SOLE                  1672300
New Plan Excel Realty Trust                     648053106    32338  1387880 SH       SOLE                  1385780              2100
Pan Pacific Retail                              69806L104     2554    59405 SH       SOLE                    59405
Public Storage Inc. A Shares                    74460D729     2165    76900 SH       SOLE                    76900
Public Storage, Inc.                            74460D109    32072   817540 SH       SOLE                   761240             56300
Reckson Assoc Realty Series A                   75621K205     4922   196500 SH       SOLE                   196500
Reckson Associates Realty Corp                  75621K106   133492  5776365 SH       SOLE                  4859015            917350
SL Green Realty Corp.                           78440X101    46046  1275161 SH       SOLE                  1180061             95100
SPG Properties Series B 6.5%                    828806406    33280   295300 SH       SOLE                   295300
Senior Housing Property                         81721M109    25114  1742800 SH       SOLE                  1742800
Shurgard Storage Ctr-A                          82567D104    25789   730555 SH       SOLE                   675855             54700
Simon Property Group, Inc.                      828806109    95353  2187990 SH       SOLE                  1264390            923600
Starwood Hotels & Resorts Worl                  85590A203    13387   384680 SH       SOLE                   350580             34100
Taubman Centers, Inc.                           876664103    79485  4055340 SH       SOLE                  3954140            101200
The Macerich Company                            554382101   155428  4117300 SH       SOLE                  2346300           1771000
The Rouse Company                               779273101    35990   863060 SH       SOLE                   796060             67000
TrizecHahn Corp.                                89687P107     8385   683960 SH       SOLE                   627660             56300
United Dominion Realty Trust                    910197102    56826  3103528 SH       SOLE                  2988128            115400
Report Summary				47 Data Records		2,247,433		0 Other managers on whose behalf report is filed